Intangible Assets Other Than Goodwill - Schedule of Aggregate Amortization (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Year One	$ 5,581
Year Two	5,588
Year Three	5,581
Year Four	5,581
Year Five	5,581
Thereafter	62,289
Total	$ 90,201	$ 92,981